Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Management fees	$ 488,222	$ 368,191	$ 503,954	$ 450,949	$ 379,350
Performance fees	26	351	1,624	4,145	2,936
Total revenues	488,248	368,542	505,578	455,094	382,286
Compensation and benefits
Salaries, incentive compensation and benefits	221,401	165,655	227,258	198,601	166,629
Pre-offering related compensation - shared based awards	380,523	85,907	101,682	(21,082)	79,071
Pre-offering related compensation-other	143,035	53,960	54,153	55,714	17,578
Total compensation and benefits	744,959	305,522	383,093	233,233	263,278
Distribution and marketing	27,116	21,424	28,990	26,174	23,022
Occupancy	7,781	6,809	9,251	8,962	8,105
Communication and technology	10,309	9,875	13,240	10,605	9,876
General and administrative	17,653	17,258	23,917	21,825	12,807
Total operating expenses	807,818	360,888	458,491	300,799	317,088
Total operating income (loss)	(319,570)	7,654	47,087	154,295	65,198
Non-operating income (loss)
Interest expense	(8,986)	(8,146)	(11,442)	(18,386)	(22,961)
Net gains (losses) of Launch Equity	9,068	8,474	8,817	(3,102)
Gain (loss) on interest rate swap	0	(69)	(69)	(1,933)	866
Gain (loss) on debt extinguishment		(827)	(827)
Net gain on the valuation of contingent value rights	40,360	0
Other non-operating gains			58	260	705
Other non-operating expense		(682)
Total non-operating income (loss)	40,442	(1,250)	(3,463)	(23,161)	(21,390)
Income (loss) before income taxes	(279,128)	6,404	43,624	131,134	43,808
Provision for income taxes	17,146	822	1,047	1,162	1,281
Net income (loss) before noncontrolling interests	(296,274)	5,582	42,577	129,972	42,527
Less: Net income (loss) attributable to noncontrolling interests - Artisan Partners Holdings	(320,067)	(2,892)	33,760	133,073	42,527
Less: Net income (loss) attributable to noncontrolling interest-Launch Equity	9,068	8,474	8,817	(3,101)
Net income attributable to Artisan Partners Asset Management	$ 14,725	$ 0	$ 0	$ 0
Earnings per share
Basic	$ 0.97		$ 0
Diluted	$ 0.90
Weighted average number of common shares
Basic	12,728,949
Diluted	15,294,412